Derivative Financial Instruments	12 Months Ended
Jan. 31, 2020
Disclosure Of Derivative Financial Instruments Abstract
Derivative Financial Instruments

18	Derivative Financial Instruments

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Current liabilities
Foreign exchange contracts	-	1,484

In order to mitigate exchange rate movements and to manage the inventory costing process, the Group has previously entered into forward currency contracts to purchase US dollars. As at 31 January 2020, there were no forward exchange contracts in place due to the uncertainty over timing of inventory purchases and related funding constraints.